Accrued Expenses Table (Details) - Orbitz - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Entity Information [Line Items]
Advertising and marketing		$ 45,475
Employee costs		26,921
Tax sharing liability	$ 17,900	17,093
Customer service costs		13,564
Contract exit costs		11,629
Customer incentive costs		11,545
Professional fees		7,723
Airline rebates		6,644
Customer refunds		5,767
Technology costs		4,727
Other		7,666
Total accrued expenses	$ 165,608	$ 158,754